Financial Assets And Liabilities -Summary of contractual undiscounted cash flows of financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 250,207	$ 218,259
Borrowings	549,332	610,973
Total	799,539	829,232
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	229,563	146,148
Borrowings	71,731	163,222
Total	301,294	309,370
From 1 to 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,147	58,372
Borrowings	154,895	157,792
Total	160,042	216,164
From 2 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	9,998	9,688
Borrowings	257,279	214,491
Total	267,277	224,179
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,499	4,051
Borrowings	65,427	75,468
Total	$ 70,926	$ 79,519